Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Tax ownership percentage	50.00%
Tax provision	$ 0	$ 0
Interest or penalties	0	$ 0
IOWA
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	12,600,000
ILLINOIS
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	16,600,000
Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 17,200,000